FINANCE COSTS (Tables)	9 Months Ended
Sep. 30, 2024
Finance Costs [Abstract]
Schedule of Disclosure of Finance Costs
Finance costs for the reporting periods consist of the following:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	$	$	$	$
Interest on long-term debt and other debts[a]	8,528,390	2,671,777	22,509,115	4,925,806
Interest on lease liabilities[a]	1,246,141	416,872	3,598,376	1,155,720
Accretion expense	3,064,258	2,275,078	9,138,265	2,275,078
Financing cost	267,230	2,599,729	1,412,749	3,362,855
Other	(81,765)	(235,136)	(724,422)	(569,701)
	13,024,254	7,728,320	35,934,083	11,149,758
a.Net of capitalized borrowing costs of $330,460 for the three months ended September 30, 2024 (three months ended September 30, 2023: $1,616,097), $263,048 included in interest on long-term debt and other debts and $67,412 in interest on lease liabilities (three months ended September 30, 2023: $805,410 included in interest on long-term debt and other debts and $810,687 in interest on lease liabilities). The weighted average interest rate used to capitalize the borrowing costs is 14.35% for the three months ended September 30, 2024 (three months ended September 30, 2023: 7.24%).

Net of capitalized borrowing costs of $1,078,379 for the nine months ended September 30, 2024 (nine months ended September 30, 2023: $4,763,783), $852,737 included in interest on long-term debt and other debts and $225,642 in interest on lease liabilities (nine months ended September 30, 2023: $2,564,892 included in interest on long-term debt and other debts and $2,198,891 in interest on lease liabilities). The weighted average interest rate used to capitalize the borrowing costs is 8.27% for the nine months ended September 30, 2024 (nine months ended September 30, 2023: 6.87%).